Share based compensation - Summary of activities of the share options (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of share options
Outstanding at the beginning	21,444,931
Grant	4,657,083
Forfeiture	(1,000)
Exercise	(19,427,760)
Outstanding at the end	6,673,254	21,444,931
Exercisable	5,211,516
Weighted average exercise price
Outstanding at the beginning	¥ 0.85
Grant	2.88
Forfeiture	0.01
Exercise	0.75
Outstanding at the end	2.57	¥ 0.85
Exercisable	¥ 2.68
Weighted remaining contractual years and aggregate intrinsic value
Weighted remaining contractual years - Outstanding	8 years 11 months 4 days	8 years 4 months 6 days
Weighted remaining contractual years - Exercisable	9 years 14 days
Aggregate intrinsic value - Outstanding	¥ 21,475	¥ 110,535
Aggregate intrinsic value - Exercisable	¥ 16,216
Weighted average grant date fair value	¥ 34.78	¥ 22.32	¥ 11.93